Derivatives and Hedge Accounting - Fair Values of Outstanding Derivatives Designated under Fair Value Hedge Accounting (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Positive fair values outstanding (Non-trading derivative assets)	€ 542	€ 787
Negative fair values outstanding (Non-trading derivative liabilities)	(317)	(672)
Non trading derivative assets liabilities net	225	115
Hedges of net investments in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Positive fair values outstanding (Non-trading derivative assets)	29	73
Negative fair values outstanding (Non-trading derivative liabilities)	(71)	(33)
Non trading derivative assets liabilities net	€ (42)	€ 40